Notes to the income statement - Personnel costs and headcount (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) employee	Jun. 30, 2022 EUR (€) employee
Operating expenses
Number of employees | employee	117	109
Wages, salaries and similar costs	€ (5,694)	€ (4,913)
Payroll taxes	(1,708)	(1,527)
Provisions for retirement benefit obligations	(90)	(118)
Share-based payments	(2,046)	(1,643)
Total personnel costs	€ (9,538)	€ (8,201)
Inventiva S.A [Member]
Operating expenses
Number of employees | employee	105	102
Inventiva Inc [Member]
Operating expenses
Number of employees | employee	12	7
Research and development costs
Operating expenses
Wages, salaries and similar costs	€ (4,399)	€ (3,671)
Payroll taxes	(1,222)	(1,107)
Provisions for retirement benefit obligations	(61)	(78)
Share-based payments	(1,383)	(1,034)
Total personnel costs	(7,065)	(5,891)
Marketing - Business development expenses
Operating expenses
Wages, salaries and similar costs	(104)	(94)
Payroll taxes	(10)	(8)
Share-based payments	(13)	(9)
Total personnel costs	(126)	(111)
General and administrative expenses
Operating expenses
Wages, salaries and similar costs	(1,191)	(1,147)
Payroll taxes	(476)	(412)
Provisions for retirement benefit obligations	(29)	(40)
Share-based payments	(650)	(600)
Total personnel costs	€ (2,347)	€ (2,198)